Schedule of commitments and contractual obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash flow contracted	R$ 41,861		R$ 727
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	(31,057)
Liquidity risk [member] | Exchange rate variation on other liabilities
IfrsStatementLineItems [Line Items]
Cash flow contracted	25,456,030
Cash flow contracted	41,664,411
Liquidity risk [member] | Exchange rate variation on other liabilities | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	3,810,339
Liquidity risk [member] | Exchange rate variation on other liabilities | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	4,154,098
Liquidity risk [member] | Exchange rate variation on other liabilities | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	3,199,554
Liquidity risk [member] | Exchange rate variation on other liabilities | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	2,408,937
Liquidity risk [member] | Exchange rate variation on other liabilities | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	4,720,689
Liquidity risk [member] | Exchange rate variation on other liabilities | Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	23,370,794
Liquidity risk [member] | Principal [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	28,248,591
Liquidity risk [member] | Principal [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	2,434,990
Liquidity risk [member] | Principal [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	2,907,304
Liquidity risk [member] | Principal [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	2,114,428
Liquidity risk [member] | Principal [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,396,164
Liquidity risk [member] | Principal [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	3,772,786
Liquidity risk [member] | Principal [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	15,622,919
Liquidity risk [member] | Interest [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	13,415,820
Liquidity risk [member] | Interest [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,375,349
Liquidity risk [member] | Interest [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,246,794
Liquidity risk [member] | Interest [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,085,126
Liquidity risk [member] | Interest [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,012,773
Liquidity risk [member] | Interest [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	947,903
Liquidity risk [member] | Interest [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	7,747,875
Liquidity risk [member] | Trade Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	11,714,624
Cash flow contracted		R$ 11,832,602
Liquidity risk [member] | Trade Accounts Payable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	11,823,884
Liquidity risk [member] | Trade Accounts Payable [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	5,756
Liquidity risk [member] | Trade Accounts Payable [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	2,856
Liquidity risk [member] | Trade Accounts Payable [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	106
Liquidity risk [member] | Supply Chain Finance [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	2,237,975
Cash flow contracted	2,265,173
Liquidity risk [member] | Supply Chain Finance [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	2,265,173
Liquidity risk [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	2,479,246
Cash flow contracted	3,166,028
Liquidity risk [member] | Lease liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	504,285
Liquidity risk [member] | Lease liabilities [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	547,239
Liquidity risk [member] | Lease liabilities [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	423,422
Liquidity risk [member] | Lease liabilities [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	342,027
Liquidity risk [member] | Lease liabilities [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	259,424
Liquidity risk [member] | Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,089,631
Liquidity risk [member] | Interest Rate Derivatives [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	40,565
Cash flow contracted	40,565
Liquidity risk [member] | Interest Rate Derivatives [Member] | Later than five years [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	40,565
Liquidity risk [member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	37,959
Cash flow contracted	37,959
Liquidity risk [member] | Currency swap contract [member] | Not later than one year [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	37,658
Liquidity risk [member] | Currency swap contract [member] | Later than one year and not later than two years [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	301
Liquidity risk [member] | Commodities Derivatives [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	57,608
Cash flow contracted	57,608
Liquidity risk [member] | Commodities Derivatives [Member] | Not later than one year [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	56,614
Liquidity risk [member] | Commodities Derivatives [Member] | Later than one year and not later than two years [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	994
Liquidity risk [member] | Currency Swap Contract One [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	233,172
Cash flow contracted	233,172
Liquidity risk [member] | Currency Swap Contract One [Member] | Not later than one year [member] | Not Designated Cash Flow Hedges [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	R$ 233,172